Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill
The changes in the carrying amounts of goodwill were as follows (in millions):

	During the years ended December 31,
	2015	2014
Beginning balance	$14,788	$14,968
Goodwill related to acquisitions of businesses (1)	108	(114)
Currency translation and other adjustments	(109)	(66)
Ending balance	$14,787	$14,788

(1)
Consists of goodwill recognized on the acquisition dates of business combinations and subsequent adjustments to these amounts resulting from changes to the acquisition date fair values of net assets acquired in the business combinations recorded during their respective measurement periods.

Schedule of identifiable intangible assets
Identifiable intangible assets consisted of the following (in millions):

	December 31,
	2015			2014
	Gross carrying amount	Accumulated amortization	Intangible assets, net	Gross carrying amount	Accumulated amortization	Intangible assets, net
Finite-lived intangible assets:
Developed product technology rights	$12,310	$(4,996)	$7,314	$10,826	$(4,155)	$6,671
Licensing rights	3,275	(998)	2,277	3,236	(696)	2,540
R&D technology rights	1,134	(635)	499	1,167	(569)	598
Marketing-related rights	1,186	(650)	536	1,241	(512)	729
Total finite-lived intangible assets	17,905	(7,279)	10,626	16,470	(5,932)	10,538
Indefinite-lived intangible assets:
IPR&D	1,015	—	1,015	2,155	—	2,155
Total identifiable intangible assets	$18,920	$(7,279)	$11,641	$18,625	$(5,932)	$12,693